Composition of Fixed Maturities by Maturity (Parenthetical) (Detail) (Corporate Credit Default Swaps, USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Corporate Credit Default Swaps
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities debt maturities, gains on open credit default swap position	$ 0.7